FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 4,961,237	$ 2,454,005
Derivative financial liabilities	4,737,454	1,961,109
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,961,237	2,454,005
Derivative financial liabilities	4,737,454	1,961,109
Derivative financial instruments | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,400,622	1,274,596
Derivative financial liabilities	2,224,928	969,056
Derivative financial instruments | Greater than 1 year and up to 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,401,689	618,629
Derivative financial liabilities	1,180,675	448,229
Derivative financial instruments | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,158,926	560,780
Derivative financial liabilities	1,331,851	543,824
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,579,471	736,163
Derivative financial liabilities	1,718,847	630,605
Forwards | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,432,022	696,501
Derivative financial liabilities	1,642,706	579,036
Forwards | Greater than 1 year and up to 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	147,449	39,662
Derivative financial liabilities	76,141	51,569
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	3,260,459	1,669,513
Derivative financial liabilities	2,925,699	1,269,295
Swaps | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	860,281	536,333
Derivative financial liabilities	501,368	333,194
Swaps | Greater than 1 year and up to 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,241,252	572,400
Derivative financial liabilities	1,092,480	392,277
Swaps | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,158,926	560,780
Derivative financial liabilities	1,331,851	543,824
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	121,307	48,329
Derivative financial liabilities	92,908	61,209
Options | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	108,319	41,762
Derivative financial liabilities	80,854	56,826
Options | Greater than 1 year and up to 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	12,988	6,567
Derivative financial liabilities	$ 12,054	$ 4,383